CAPITAL MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Management
Share capital	$ 8,876,281	$ 7,460,158	$ 6,080,151
Working capital deficiency	$ (238,702)